Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforward	$ 14,730,000	$ 15,756,000
Less: valuation allowance	(16,218,000)	(17,149,000)
Net deferred tax assets	1,151,000	677,000
Brooklyn Immunotherapeutics, LLC [Member]
Net operating loss carryforward	80,179	424,800
Less: valuation allowance	(80,179)	(424,800)
Net deferred tax assets